Recorded Severance Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning of Year	$ 757	$ 1,010	$ 1,113
Charged to Expense	531	134	396
Payments	(406)	(381)	(531)
Other	(7)	(6)	32
End of Year	$ 875	$ 757	$ 1,010